John Deere Owner Trust 2018-B	EXHIBIT 99.2
Statement to Certificateholders

$260,000,000 Class A-1 2.53498% Asset Backed Notes due August 15, 2019
$252,000,000 Class A-2 2.83% Asset Backed Notes due April 15, 2021
$268,000,000 Class A-3 3.08% Asset Backed Notes due November 15, 2022
$81,460,000 Class A-4 3.23% Asset Backed Notes due June 16, 2025
$22,096,803 Overcollateralization

Payment Date:			17-Sep-18

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$45,825,931.24
		per $1,000 original principal amount:	$176.25

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$45,825,931.24

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$988,642.20
		per $1,000 original principal amount:	$3.80

		(ii) Class A-2 Notes:	$990,500.00
		per $1,000 original principal amount:	$3.93

		(iii) Class A-3 Notes:	$1,146,444.44
		per $1,000 original principal amount:	$4.28

		(iv) Class A-4 Notes:	$365,438.61
		per $1,000 original principal amount:	$4.49

		(v) Total:	$3,491,025.25

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$874,078,489.83

	(b)	Note Value at end of related Collection Period:	$837,730,872.13

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$22,096,803.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$214,174,068.76
		(ii) A-1 Note Pool Factor:	0.8237464

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$252,000,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$268,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,460,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$1,520,426.91
		(i) per $1,000 original principal amount:	$1.64
	(b)	Amount of Servicing Fee earned:	$1,520,426.91

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	(c)	Amount of Servicing Fee paid:	$1,520,426.91
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$4,126,538.10

(11)	(i)	Amount in Reserve Account:	$8,835,568.00
	(ii)	Specified Reserve Account Balance:	$8,835,568.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$1,933,374.19
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.22%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$2,177,010.83
		(ii) % of Pool Balance:	0.24%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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